Nature of business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business

Note 1 - Nature of business

RedCloud Holdings Plc (“RedCloud”, and together with its consolidated entities, the “Company”) is a private company limited by shares incorporated in England and Wales. The registered office is at 50 Liverpool Street, London, EC2M 7PY, England. RedCloud was incorporated on February 3, 2014. RedCloud operates a cloud based business-to-business open commerce platform, RED 101, in Nigeria, South Africa, Brazil, Peru and Argentina, with cost centers in the United Kingdom and Portugal that allows Brands, Distributors and Retail Merchants to trade products and services on the platform and in the region. The Company generates revenue from commissions charged based on the value of products sold on RED 101.

RedCloud enables commerce through Red101 by enabling Registered Users on the platform to buy (“Buyers”) and sell products and services (“Sellers”). Red101 for Buyers enables local merchants to find the best products at the best prices. Red101 for Sellers connects sellers of fast moving consumer goods (“FMCG”) with local merchants. RedAds™ allows Sellers of all sizes to promote specific offers and deals on Red101. RedInsights collects information from over 50,000 individual points in real time to provide highly specific data analytical reports and insights based on current market conditions. RedPay encompasses a comprehensive digital e-wallet, financial tools, and access to the world’s largest local payment network.

As of June 30, 2025, the Company’s open commerce platform connected approximately 68,300 businesses and more than 1,000 distributors across Argentina, Brazil, Nigeria, and South Africa. The Company generates revenue primarily by applying a take rate to the total transaction value (“TTV”) of transactions conducted on its platform. For the six months ended June 30, 2025, the Company processed approximately $1.2 billion in TTV, representing an increase of approximately 28% compared to the same period in 2024.

Note 1 - Nature of business

RedCloud Holdings plc (“RedCloud Holdings” or the “Parent Company”), together with its wholly-owned subsidiaries (collectively, the “Company” or “RedCloud Group”), operates a cloud-based, business-to-business open commerce platform, RED101. The Company’s platform facilitates digital commerce in Nigeria, South Africa, Brazil, Peru, and Argentina, with supporting operations and cost centers located in the United Kingdom and Portugal.

RedCloud Technologies Ltd (“RedCloud Technologies”) was incorporated in the United Kingdom on February 3, 2014, and historically served as the operating and holding entity of the RedCloud Group. On April 14, 2024, a corporate restructuring was completed pursuant to which RedCloud Holdings plc, a private company limited by shares incorporated under the laws of England and Wales, was formed as the new ultimate parent of the RedCloud Group. RedCloud Holdings plc was established to facilitate future strategic and capital market initiatives, including potential public listing activities. This restructuring had no impact on the underlying operations of the business.

The Company provides services through the RED101 platform, enabling commerce between registered users. Buyers (typically small-to-medium merchants) can purchase fast-moving consumer goods (“FMCG”) from Sellers (brands and distributors) listed on the platform. RedAds™ allows Sellers to promote targeted offers, while RedInsights provides data analytics and insights drawn from over 50,000 individual market data points in real-time. The Company also offers digital financial solutions under RedPay, including e-wallet services and access to localized payment networks.

The Company generates revenue primarily through transaction-based commissions calculated as a percentage of the value of goods sold via RED101.